Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Accounts receivable, net
3.	Accounts receivable, net

Accounts receivable, net consist of the followings:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable, gross	93,617,307	66,782,454
Less: allowance for credit loss	(20,164,070)	(17,725,683)
Accounts receivable, net	73,453,237	49,056,771

The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for the years ended December 31, 2022, 2023 and 2024:

	2022	2023	2024
	RMB	RMB	RMB
Balance as of January 1	13,845,960	8,875,133	20,164,070
(Reversal) Addition	(4,970,827)	11,809,161	(1,944,636)
Write offs	—	(520,224)	(493,751)
Balance as of December 31	8,875,133	20,164,070	17,725,683